Issued Capital - Movement of Ordinary Shares Issued (Detail) pure in Thousands			12 Months Ended
	Oct. 31, 2016 shares	Jun. 17, 2015 shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Disclosure of classes of share capital [line items]
Transactions with non-controlling interests (Note 28)		35,932,000
Cancellation of ordinary shares from capital reorganization (Note 29)	(522,080,000)
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Beginning balance			886,966,000	896,206,000	864,619,000
Transactions with non-controlling interests (Note 28)		35,932,000			35,932,000
Restricted shares				435	15,752
Unearned restricted shares - cancelled			(669)		(97)
Share cancellation					(20,000,000)
Issuance of ordinary shares for capital reorganization (Note 29)	512,405,000			512,405,000
Cancellation of ordinary shares from capital reorganization (Note 29)				(522,080,000)
Ending balance			886,297,000	886,966,000	896,206,000